UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02183

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MASSMUTUAL CORPORATE INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)

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Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115-5189
(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 - June 30, 2011

Item 1.  Proxy Voting Record.

CKX, Inc.

Ticker: CKXE	Security ID: 12562M106
Meeting Date: December 14, 2010	Meeting Type: Annual
Record Date: October 26, 2010

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Elect Director Michael G. Ferrel	For	Withhold	Management
2.	Elect Director Howard J. Tytel	For	Withhold	Management
3.	Elect Director Edwin J. Banks	For	Withhold	Management
4.	Elect Director Bryan E. Bloom	For	Withhold	Management
5.	Elect Director Kathleen Dore	For	For	Management
6.	Elect Director Jacques D. Kerrest	For	For	Management
7.	Elect Director Jack Langer	For	Withhold	Management
8.	Ratify Auditors	For	For	Management

Intrepid Potash, Inc

Ticker: IPI	Security ID: 46121Y102
Meeting Date: May 25, 2011	Meeting Type: Annual
Record Date: April 1, 2011

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors	For	For	Management
2.	Election of Directors	For	For	Management
3.	Ratify Auditors	For	For	Management
4.	14A Executive Compensation	For	For	Management
5.	14A Executive Compensation Vote
	Frequency	1 Year	For	Management

Nortek, Inc.

Ticker: NTKS	Security ID: 656559309
Meeting Date: November 9, 2010	Meeting Type: Annual
Record Date: September 23, 2010

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Elect Director John T. Coleman	For	For	Management
2.	Elect Director Thomas A. Keenan	For	For	Management
3.	Elect Director J. David Smith	For	For	Management
4.	Ratify Auditors	For	For	Management
5.	Approve Omnibus Stock Plan	For	For	Management

Nortek, Inc.

Ticker: NTKS	Security ID: 656559309
Meeting Date: May 10, 2011	Meeting Type: Annual
Record Date: March 18, 2011

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Elect Director Jeffrey C. Bloomberg	For	For	Management
2.	Elect Director Joseph M. Cianciolo	For	For	Management
3.	Elect Director James B. Hirshorn	For	For	Management
4.	14A Executive Compensation	For	For	Management
5.	14A Executive Compensation Vote
	Frequency	3 Years	Against (1 Year)	Management
6.	Ratify Auditors	For	For	Management

Rue21, Inc.

Ticker: RUE	Security ID: 781295100
Meeting Date: June 10, 2011	Meeting Type: Annual
Record Date: April 12, 2011

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Elect Director Alex Pellegrini	For	For	Management
2.	14A Executive Compensation	For	For	Management
3.	14A Executive Compensation Vote
	Frequency	1 Year	For	Management
4.	Ratify Auditors	For	For	Management

Supreme Industries, Inc.

Ticker: STS	Security ID: 868607102
Meeting Date: May 5, 2011	Meeting Type: Annual
Record Date: March 14, 2011

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors	For	For	Management
2.	Election of Directors	For	For	Management
3.	Ratify Auditors	For	For	Management